Performance Management	Apr. 30, 2025
NAA ALL CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	20.29%
Lowest Quarter	March 31, 2020	-29.95%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA All Cap Value Series	10.25%	8.87%	8.54%
S&P Composite 1500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.15%	10.44%	9.91%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(29.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.57%
Lowest Quarter	March 31, 2020	-28.41%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Cap Value Series	13.46%	9.70%	8.86%
S&P 500® Value Index (reflects no deduction for fees, expenses, or taxes)	12.29%	10.49%	10.01%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	8.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE CORE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25,2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	23.18%
Lowest Quarter	March 31, 2020	-21.88%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Core Series	25.88%	14.10%	12.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	30.06%
Lowest Quarter	June 30, 2022	-21.71%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Growth Series	32.18%	17.69%	15.83%
S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)	36.04%	17.09%	15.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	33.36%	18.96%	16.78%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NAA MID GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.11%
Lowest Quarter	March 31, 2020	-23.91%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Mid Growth Series	17.37%	9.98%	10.38%
S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)	15.95%	10.01%	9.87%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	22.10%	11.47%	11.54%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMALL CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	26.75%
Lowest Quarter	March 31, 2020	-33.97%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Small Cap Value Series	8.51%	7.56%	6.57%
S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses, or taxes)	7.55%	8.10%	8.18%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	8.05%	7.29%	7.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	26.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(33.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMALL GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns 2015 (1.29%) 2016 13.45% 2017 22.38% 2018 (10.30%) 2019 25.68% 2020 31.82% 2021 6.54% 2022 (26.61%) 2023 21.01% 2024 12.76%
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.21%
Lowest Quarter	March 31, 2020	-28.59%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA Small Growth Series	12.76%	7.06%	8.07%
S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)	9.63%	8.24%	9.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMID-CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.86%
Lowest Quarter	March 31, 2020	-30.99%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA SMid-Cap Value Series	9.05%	8.67%	8.42%
S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	10.36%	9.57%	8.83%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	10.98%	8.44%	7.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA WORLD EQUITY INCOME SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The Fund was reorganized as of the close of business on October 25, 2024, from a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”), to a series of New Age Alpha Variable Funds Trust (the “Reorganization”). While the Fund’s investment objective, principal investment strategies, and risks are substantially similar, and the fundamental investment restrictions are identical or substantially the same to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund prior to the Reorganization due to, among other things, differences in fees and expenses, the investment adviser, and the portfolio management team.

The Fund has adopted the performance of the Predecessor Fund, and the performance information presented below for the Fund reflects the performance of the Predecessor Fund for periods before October 25, 2024. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.77%
Lowest Quarter	March 31, 2020	-23.25%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	10 Years
NAA World Equity Income Series	12.59%	8.33%	7.69%
S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)	17.32%	10.74%	9.94%
MSCI World Index (Net)[1] Index (reflects no deduction for fees, expenses, or taxes)	18.67%	11.17%	9.95%

[1]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES [Default Label]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020